Discontinued Operations (Details) - Schedule of operations discontinued operations - Spectrum Global Solutions, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations (Details) - Schedule of operations discontinued operations [Line Items]
Revenue	$ 4,131,545	$ 8,514,526
Operating expenses:
Cost of revenues	4,230,943	6,996,991
Depreciation and amortization	251,473	332,239
Salaries and wages	685,629	1,102,791
General and administrative	484,751	947,098
Total operating expenses	5,652,796	9,379,119
Loss from operations	(1,521,251)	(864,593)
Other (expenses) income:
Interest expense	(4,588)	(9,135)
Loss on disposal of subsidiary	(5,766,987)
Loss on disposal of assets	(24,065)
Total other expense	(5,795,640)	(9,135)
Pre-tax loss from operations	(7,316,891)	(873,728)
Provision for income taxes
Loss on discontinued operations, net of tax	$ (7,316,891)	$ (873,728)